RELATED PARTY TRANSACTIONS (Details) (10-K) (USD $)	9 Months Ended		12 Months Ended				12 Months Ended										1 Months Ended	3 Months Ended		9 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended		9 Months Ended		3 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2012 Convertible Subordinated Debt [Member]	Dec. 31, 2012 Convertible Subordinated Debt [Member] First Issuance 30 dollars per share [Member] January 2012 [Member]		Dec. 31, 2012 Convertible Subordinated Debt [Member] Second Issuance at 20 dollars per share [Member] January 2012 [Member]		Dec. 31, 2012 Convertible Subordinated Debt [Member] Second Issuance at 20 dollars per share [Member] May 2012 [Member]		Dec. 31, 2012 Convertible Subordinated Debt [Member] Third Issuance at 14 dollars per share [Member] July 2012 [Member]		Dec. 31, 2012 Convertible Subordinated Debt [Member] Third Issuance at 14 dollars per share [Member] August 2012 [Member]		Jan. 31, 2012 Director - Baruch Halpern [Member]	Sep. 30, 2013 Director - Baruch Halpern [Member]	Sep. 30, 2012 Director - Baruch Halpern [Member]	Sep. 30, 2013 Director - Baruch Halpern [Member]	Sep. 30, 2012 Director - Baruch Halpern [Member]	Jan. 31, 2012 Director - Baruch Halpern [Member] Convertible Subordinated Debt [Member]	Dec. 31, 2011 Director - Baruch Halpern [Member] Convertible Subordinated Debt [Member]	Apr. 30, 2012 Director - Mr. Hoogenkamp [Member]	Jan. 31, 2012 Director - Mr. Hoogenkamp [Member]	Dec. 31, 2012 Director - Mr. Hoogenkamp [Member]	Dec. 31, 2011 Director - Mr. Hoogenkamp [Member]	Jan. 31, 2012 Other Officers and Directors [Member]	Sep. 30, 2013 Other Officers and Directors [Member]	Mar. 31, 2013 Other Officers and Directors [Member]	Sep. 30, 2013 Other Officers and Directors [Member]	Sep. 30, 2012 Other Officers and Directors [Member]	Mar. 31, 2012 HC and Halpern Entities [Member]	Dec. 31, 2012 HC and Halpern Entities [Member]	Dec. 31, 2011 HC and Halpern Entities [Member]	Sep. 30, 2013 Minimum [Member] Director - Baruch Halpern [Member]	Dec. 31, 2012 Minimum [Member] Director - Baruch Halpern [Member]	Sep. 30, 2013 Maximum [Member] Director - Baruch Halpern [Member]	Dec. 31, 2012 Maximum [Member] Director - Baruch Halpern [Member]	Dec. 31, 2012 Maximum [Member] Director - Mr. Hoogenkamp [Member]	Dec. 31, 2012 Maximum [Member] HC and Halpern Entities [Member]	Dec. 31, 2011 Maximum [Member] HC and Halpern Entities [Member]
Related Party Transaction [Line Items]
Obligated to pay success fees (in hundredths)																																				2.50%	2.50%	5.00%	5.00%
Additional consideration paid on certain transactions (in hundredths)																																				2.50%	2.50%	5.00%	5.00%
Summary of transactional warrants listed below under terms of financial advisor agreement with HC [Abstract]
Date of Warrants							Jan. 31, 2012	[1]	Jan. 31, 2012	[1]	May 31, 2012	[1]	Jul. 31, 2012		Aug. 31, 2012
Number of Shares Under Warrants (in shares)				22,766			1,250	[1]	5,563	[1]	63	[1]	711		268
Exercise Price of Warrant							Exercisable immediately at $30.00 per share	[1],[2]	Exercisable immediately at $20.00 per share	[1],[2]	Exercisable immediately at $20.00 per share	[1],[2]	Exercisable immediately at $14.00 per share	[2]	Exercisable immediately at $14.00 per share	[2]
Exercise price per warrant (in dollars per share)							$ 30.00	[1]	$ 20.00	[1]	$ 20.00	[1]	$ 14.00		$ 14.00
Accounts payable or accrued expenses																																									$ 100,000	$ 100,000
Expiration Date of Warrant							Jan. 31, 2017	[1]	Jan. 31, 2017	[1]	May 31, 2017	[1]	Jul. 31, 2017		Aug. 31, 2017
Notice period of warrant conversion			61 days
Minimum percentages of common stock considered as beneficial ownership interest (in hundredths)			4.99%
Exercise price of warrants (in dollars per share)					$ 46.00	$ 14.00
Summary of other transactions and balances with HC and Halpern Entities [Abstract]
Success fees earned by HC under financial advisor agreement payable in cash																																		164,000	26,000
Proceeds received from Mr. Halpern and Halpern Entities upon issuance of convertible debt and related warrants																																		213,000	1,739,000
Interest earned by Halpern entities on convertible debt																																		302,000	225,000
Payments to HC relevant to HC's class 6 general unsecured creditor claim																																	400,000	256,000	754,000
Warrants issued (in shares)																	25,833												204
Maturity date																						Jan. 31, 2015	Jul. 31, 2015
Weighted average exercise price per warrant (in dollars per share)																	$ 20.00					$ 24.00	$ 16.00
Warrants granted in period, fair value																	100,000
Amount agreed to pay for consulting services																										100,000														100,000
Number of Securities Called by Warrants																						178.572	125,000
Common stock issued for vendor services, (in shares)																								5,000			750
Consulting service fees																										100,000	100,000
Change in Fair Value of the Warrants																											100,000
Granted (in shares)																											2.200
Options vested (in shares)																								5,000
Vesting period																									Vest in twelve equal monthly installments
Proceeds from issuance of subordinated long-term debt																												100,000
Interest paid	$ 1,785,000	$ 1,162,000	$ 1,651,000	$ 1,551,000														$ 100,000	$ 100,000	$ 100,000	$ 200,000							$ 100,000		$ 1,000	$ 1,000	$ 2,000

[1]	As a result of the July 31, 2012, issuances of convertible debt and related warrants, the exercise prices on these transactional warrants were reduced under the full ratchet antidilution provisions included in the transactional warrants, to $14.00 per share and the number of underlying shares increased to equal the number of original underlying shares times the initial exercise price divided by $14.00 per share.
[2]	All of the transactional warrants contain full ratchet antidilution provisions and require the holders to provide us with at least 61 days notice prior to conversion or exercise to the extent the holder would have a beneficial ownership interest in our common stock in excess of 4.99% of our outstanding common stock immediately after conversion or exercise.